UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/08

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2008

1-866-263-9260

www.unusualfund.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE

CRITICAL MATH FUND

July 31, 2008

The Critical Math Fund (the “Fund”) is managed through an adaptive risk management approach. The goal of this active management style is to reduce risk in down markets and enhance returns in up markets. The depth and diversity of our fundamental trading strategies (currently numbering more than 70 models) provides an adaptive aspect to investing, seeking to identify companies that would be most appropriate for any given market environment. Our technical trading strategies (currently include S&P 500, Russell 2000 and High Yield Bond models) provides a risk management aspect to investing, seeking to keep us out of the market when they indicate risk outweighs potential return.

For the past six months, the Fund has outperformed the S&P 500 by more than 9% (or by about 1 ½ % per month on average). Our models are designed to reduce risk in erratic or down-trending markets.  Needless to say, we would all prefer to never have any losses, but that is not always possible. Historically, exposure to equities has provided excellent returns for liquid asset investors since equities tend to have a long term upward bias (over any 10-year period in the last 50 years, equity returns, as represented by the S&P 500, have been positive).  In order to take advantage of this bias, our strategies provide a way to be exposed to the market while attempting to reduce risk, thereby avoiding buying and selling based on fear or greed. As shown in Dalbar Studies, the average mutual fund investor has historically significantly underperformed the market by investing emotionally.

The following table shows the total return, as of July 31, 2008, of the Critical Math Fund and the S&P 500 and Russell 2000 indices.

Past

Past

Past

Past

6 Months

12 Months

5 Years

10 Years

Critical Math Fund

2.1%

-2.8%

N/A

N/A

S&P 500 Index

-7.1%

-11.1%

7.0%

2.9%

Russell 2000 Index

0.9%

-6.7%

9.8%

6.8%

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end load for the Critical Math Fund. The Fund has a maximum deferred sales charge of 0.50%. Additionally, shares held for less than 90 days are subject to a 2.00% redemption fee. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated May 30, 2008 is 3.04%. For performance information current to the most recent month-end, please call toll-free 866-263-9260. All performance figures reflect management fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The Standard & Poor's 500 Stock Index (also referred to as the "S&P 500") is an index widely regarded as an indicator of U.S. large company stock market performance. The S&P 500 Index consists of 500 leading companies diversified across approximately 90 different industries.

The Russell 2000 Index tracks the performance of the smallest companies contained in the Russell 3000® Index. The average market capitalization of companies represented in the Index is $526 million with the largest company having $1.5 billion in market capitalization. Because the Index focuses on so many smaller companies, it is highly diversified.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  An investor should also consider the Fund's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1- 8 66 -263-9260 .. Please read the prospectus carefully before investing. Distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

0879-NLD-8/22/2008

Critical Math Fund
PORTFOLIO REVIEW
July 31, 2008 (Unaudited)

% of
Top Holdings by Industry	Net Assets
Software	4.5%
Computers	4.3%
Healthcare	4.2%
Miscellaneous Manufacturing	4.1%
Aerospace/Defense	4.0%
Electric	3.8%
Internet	2.3%
Retail	2.2%
Telecommunications	2.0%
Chemicals	2.0%
Other, Cash & Cash Equivalents	66.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Critical Math Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 43.4%
		AEROSPACE/DEFENSE - 4.0%
	3,847	Alliant Techsystems, Inc. *	$ 380,814
	3,698	Lockheed Martin Corp.	385,812
			766,626
		CHEMICALS - 2.0%
	3,962	Air Products & Chemicals, Inc.	377,222

		COMPUTERS - 4.3%
	12,714	Micros Systems, Inc. *	402,779
	24,705	Perot Systems Corp.*	413,068
			815,847
		ELECTRIC - 3.8%
	14,170	DPL, Inc.	359,635
	11,171	MDU Resources Group, Inc.	356,467
			716,102
		ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
	7,745	Emerson Electric Co.	377,181

		HEALTHCARE - 4.2%
	12,300	Inverness Medical Innovations, Inc. *	414,633
	5,619	Laboratory Corp. Of America Holdings *	379,732
			794,365
		INTERNET - 2.3%
	16,866	Shanda Interactive Entertainment Ltd. *	435,649

		MISCELLANEOUS MANUFACTURING - 4.1%
	9,335	Cooper Industries Ltd.	393,657
	7,683	Honeywell International, Inc.	390,604
			784,261
		OIL & GAS - 1.8%
	4,923	Royal Dutch Shell Plc ADR	348,499

		RETAIL - 2.2%
	9,747	Cash America International, Inc.	410,934

	See accompanying notes to financial statements.

Critical Math Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008 (Unaudited)
	Shares		Value
		SOFTWARE - 4.5%
	14,501	Progress Software Corp. *	$ 426,764
	12,455	Sybase, Inc. *	418,613
			845,377
		TELECOMMUNICATIONS - 8.2%
	10,862	CenturyTel, Inc.	403,958
	5,770	China Mobile Ltd.	385,724
	14,901	Nokia OYJ ADR	407,095
	39,079	Novatel Wireless, Inc. *	365,389
			1,562,166

		TOTAL COMMON STOCKS (Cost $7,957,591)	8,234,229

		SHORT-TERM INVESTMENTS - 57.3%
		INVESTMENT COMPANY - 0.5%
	98,579	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio, 2.11%**
			98,579
	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 56.8%
	$ 10,800,000	Federal Home Loan Bank Discount Notes, 1.75%, due 8/1/08	10,800,000
		(Cost $10,800,000)
		TOTAL SHORT-TERM INVESTMENTS (Cost $10,898,579)	10,898,579

		TOTAL INVESTMENTS - 100.7% (Cost $18,856,170) (a)	$ 19,132,808
		LIABILITIES LESS OTHER ASSETS - (0.7%)	(142,370)
		NET ASSETS - 100.0%	$ 18,990,438

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially similar and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 445,721
		Unrealized depreciation	(169,083)
		Net unrealized appreciation	$ 276,638

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2008.
	ADR - American Depositary Receipt

	See accompanying notes to financial statements.

Critical Math Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2008 (Unaudited)

ASSETS
Investment securities:
At cost	$ 18,856,170
At value	$ 19,132,808
Dividends and interest receivable	2,853
Prepaid expenses and other assets	425
TOTAL ASSETS	19,136,086

LIABILITIES
Payable for Fund shares sold	95,000
Investment advisory fees payable	16,089
Distribution (12b-1) fees payable	12,067
Shareholder servicing fee	4,022
Fees payable to other affiliates	8,271
Accrued expenses and other liabilities	10,199
TOTAL LIABILITIES	145,648
NET ASSETS	$ 18,990,438

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 20,744,388
Accumulated net investment loss	(107,220)
Accumulated net realized loss from security transactions	(1,923,368)
Net unrealized appreciation of investments	276,638
NET ASSETS	$ 18,990,438

Shares of beneficial interest	2,065,332
Net asset value, offering and redemption price per share (a)	$ 9.19

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00% and redemptions made within one year of purchase may be charged a contingent deferred sales charge of 0.50%.

See accompanying notes to financial statements.

Critical Math Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $250 foreign taxes withheld)	$ 94,224
Interest	72,986
TOTAL INVESTMENT INCOME	167,210

EXPENSES
Investment advisory fees	97,488
Distribution (12b-1) fees	73,116
Shareholder servicing fees	24,372
Administrative services fees	19,972
Professional fees	13,312
Accounting services fees	10,536
Transfer agent fees	8,911
Compliance officer fees	4,917
Custodian fees	3,882
Trustees' fees and expenses	3,056
Printing and postage expenses	2,404
Registration fees	2,142
Insurance expense	624
Other expenses	823
TOTAL EXPENSES	265,555
NET INVESTMENT LOSS	(98,345)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(120,203)
Net change in unrealized appreciation of investments	661,432
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	541,229

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 442,884

See accompanying notes to financial statements.

Critical Math Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2008	Year Ended
	(Unaudited)	January 31, 2008
FROM OPERATIONS
Net investment income (loss)	$ (98,345)	$ (19,310)
Net realized loss from security transactions	(120,203)	(1,687,675)
Distributions of realized gains from underlying investment companies	-	7,527
Net change in unrealized appreciation/depreciation of investments	661,432	(1,421,456)
Net increase/decrease in net assets resulting from operations	442,884	(3,120,914)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	63,418	1,328,593
Payments for shares redeemed	(1,669,853)	(3,919,138)
Redemption fee proceeds	-	1
Net decrease in net assets from shares of beneficial interest	(1,606,435)	(2,590,544)

TOTAL DECREASE IN NET ASSETS	(1,163,551)	(5,711,458)

NET ASSETS
Beginning of Period	20,153,989	25,865,447
End of Period*	$ 18,990,438	$ 20,153,989
* Includes distribution in excess of net investment income(loss) of:	$ (107,220)	$ (8,875)

SHARE ACTIVITY
Shares Sold	6,630	142,064
Shares Redeemed	(181,659)	(399,998)
Net decrease in shares of beneficial interest outstanding	(175,029)	(257,934)

See accompanying notes to financial statements.

Critical Math Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months
	Ended		Year Ended		Period Ended
	July 31, 2008		January 31,		January 31,
	(Unaudited)		2008		2007 (1)
Net asset value,
beginning of period	$ 9.00		$ 10.35		$ 10.00

Activity from investment operations:
Net investment income(loss)	(0.05)		(0.01)		0.02
Net realized and unrealized
gain/(loss) on investments	0.24		(1.34)		0.37
Total from investment operations	0.19		(1.35)		0.39

Paid-in-Capital from
Redemption fees	-		0.00	(2)	-

Less distributions from:
Net investment income	-		-		(0.04)
Total distributions	-		-		(0.04)

Net asset value, end of period	$ 9.19		$ 9.00		$ 10.35

Total return (3)	2.11%	(4)	(13.04%)		3.88%	(4)

Net assets, end of period (000s)	$ 18,990		$ 20,154		$ 25,865

Ratio of expenses to average
net assets (5,6)	2.72%		2.59%		2.76%
Ratio of net investment income(loss)
to average net assets (5,6)	(1.01%)		(0.09%)		0.19%

Portfolio Turnover Rate	389%	(4)	610%		694%	(4)

(1) The Critical Math Fund commenced operations on February 24, 2006.
(2) Amount represents less than $.01 per shares.
(3)	Total return shown excludes the effect of applicable sales loads/redemption fees.
(4) Not annualized.
(5) Annualized
(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Critical Math Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2008 (Unaudited)

1.

ORGANIZATION

The Critical Math Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks growth and risk-adjusted total return.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent

Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s investments carried at fair value:

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

As of January 31, 2008, the Fund has $714,902 in capital loss carry forwards available to offset future capital gains. If not applied $118,630 of the carryover expires on January 31, 2015 and $596,272 expires on January 31, 2016.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

3.  INVESTMENT TRANSACTIONS

For the six months ended July 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $43,185,994 and $42,600,927, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Critical Math Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.   A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $21,600 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended July 31, 2008 were $722.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2008, the Fund incurred expenses of $4,917 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended July 31, 2008, GemCom collected amounts totaling $2,148 for EDGAR and printing services performed.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the six months ended July 31, 2008, the Fund assessed $0 in redemption fees.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods were as follows:

As of January 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Critical Math Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

The difference between book basis and tax basis for total accumulated earnings/(deficits) is attributable to the tax deferral of losses on wash sales and losses incurred after October 31.

The difference between book and tax undistributed ordinary income is attributable to the unamortized portion of organization expenses for tax purposes in the amount of $8,875.

Capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $878,615 of such capital losses.

Permanent book and tax differences, which are due to net operating losses, resulted in reclassification for the year ended January 31, 2008 as follows: a decrease in paid-in capital of $24,498 and an decrease in accumulated net investment loss of $24,498.

Critical Math Fund

EXPENSE EXAMPLES

July 31, 2008 (Unaudited)

As a shareholder of the Critical Math Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Critical Math Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 through July 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Critical Math Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08*
Actual	$1,000.00	$1,021.10	$13.86
Hypothetical (5% return before expenses)	$1,000.00	$1,011.49	$13.79

*Expenses are equal to the Fund’s annualized expense ratio of 2.72%, multiplied by the average account value over the period, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A-20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/8/08